Quarterly Report
January 31, 2021
MFS®  Lifetime®  2035 Fund
L35-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 21.2%
MFS Emerging Markets Debt Fund - Class R6	863,439	$13,150,172
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,280,270	8,744,249
MFS Global Bond Fund - Class R6	982,097	9,437,955
MFS Government Securities Fund - Class R6	231,078	2,382,416
MFS High Income Fund - Class R6	6,375,208	21,930,715
MFS Inflation-Adjusted Bond Fund - Class R6	1,970,478	22,463,447
MFS Total Return Bond Fund - Class R6	1,241,136	14,297,883
		$92,406,837
International Stock Funds – 19.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	137,338	$2,098,529
MFS Blended Research International Equity Fund - Class R6	2,958,404	36,388,361
MFS Emerging Markets Equity Fund - Class R6	49,906	2,082,094
MFS International Growth Fund - Class R6	250,494	10,515,722
MFS International Intrinsic Value Fund - Class R6	207,451	10,515,698
MFS International New Discovery Fund - Class R6	224,924	8,387,418
MFS Research International Fund - Class R6	690,597	14,930,707
		$84,918,529
Specialty Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	3,235,669	$17,537,327
MFS Global Real Estate Fund - Class R6	985,352	17,322,476
		$34,859,803
U.S. Stock Funds – 51.2%
MFS Blended Research Core Equity Fund - Class R6	579,411	$17,463,445
MFS Blended Research Growth Equity Fund - Class R6	1,288,000	23,815,130
MFS Blended Research Mid Cap Equity Fund - Class R6	2,915,422	38,571,039
MFS Blended Research Small Cap Equity Fund - Class R6	582,564	8,849,150
MFS Blended Research Value Equity Fund - Class R6	1,726,730	23,414,458
MFS Growth Fund - Class R6	147,777	23,549,674
MFS Mid Cap Growth Fund - Class R6	646,848	19,185,502
MFS Mid Cap Value Fund - Class R6	737,081	19,252,565
MFS New Discovery Fund - Class R6	100,514	4,379,388
MFS New Discovery Value Fund - Class R6	253,639	4,286,497
MFS Research Fund - Class R6	345,627	17,257,136
MFS Value Fund - Class R6	530,439	23,334,016
		$223,358,000
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.09% (v)	374,590	$374,590
Total Investment Companies		$435,917,759

Other Assets, Less Liabilities – (0.0)%		(59,314)
Net Assets – 100.0%		$435,858,445
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $435,917,759.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$435,917,759	$—	$—	$435,917,759
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$13,498,142	$4,900,619	$3,538,255	$(1,612)	$2,604,551	$17,463,445
MFS Blended Research Emerging Markets Equity Fund	1,725,287	480,983	736,236	(10,115)	638,610	2,098,529
MFS Blended Research Growth Equity Fund	18,826,303	7,075,736	6,564,695	396,874	4,080,912	23,815,130
MFS Blended Research International Equity Fund	28,211,679	9,014,303	10,016,148	(512,513)	9,691,040	36,388,361
MFS Blended Research Mid Cap Equity Fund	30,872,275	8,084,941	9,891,287	(492,110)	9,997,220	38,571,039
MFS Blended Research Small Cap Equity Fund	7,010,141	1,824,721	2,712,545	(129,547)	2,856,380	8,849,150
MFS Blended Research Value Equity Fund	18,473,097	6,231,306	5,456,452	(483,096)	4,649,603	23,414,458
MFS Commodity Strategy Fund	12,857,163	4,862,409	4,846,516	(1,154,981)	5,819,252	17,537,327
MFS Emerging Markets Debt Fund	9,263,971	4,743,760	2,233,773	(52,131)	1,428,345	13,150,172
MFS Emerging Markets Debt Local Currency Fund	6,219,054	3,013,942	1,578,871	(160,021)	1,250,145	8,744,249
MFS Emerging Markets Equity Fund	1,724,092	454,354	784,694	2,462	685,880	2,082,094
MFS Global Bond Fund	6,153,290	4,292,700	1,489,736	66	481,635	9,437,955
MFS Global Real Estate Fund	13,422,244	4,519,092	3,538,693	(261,954)	3,181,787	17,322,476
MFS Government Securities Fund	—	2,393,248	—	—	(10,832)	2,382,416
MFS Growth Fund	18,668,259	6,787,841	6,500,774	548,850	4,045,498	23,549,674
MFS High Income Fund	15,387,549	8,724,989	3,696,027	(174,149)	1,688,353	21,930,715
MFS Inflation-Adjusted Bond Fund	15,612,071	9,858,613	3,951,459	13,597	930,625	22,463,447
MFS Institutional Money Market Portfolio	393,256	5,780,894	5,799,517	(30)	(13)	374,590
MFS International Growth Fund	8,382,249	2,436,596	2,730,138	35,813	2,391,202	10,515,722
MFS International Intrinsic Value Fund	8,316,177	3,041,759	2,535,139	36,839	1,656,062	10,515,698
MFS International New Discovery Fund	6,953,686	2,054,612	2,407,164	(58,933)	1,845,217	8,387,418
MFS Mid Cap Growth Fund	15,232,388	4,075,450	5,823,986	409,057	5,292,593	19,185,502
MFS Mid Cap Value Fund	15,378,861	4,437,200	5,360,868	(308,924)	5,106,296	19,252,565
MFS New Discovery Fund	3,530,219	1,070,621	1,756,081	164,642	1,369,987	4,379,388
MFS New Discovery Value Fund	3,546,925	1,062,366	1,525,115	(80,759)	1,283,080	4,286,497
MFS Research Fund	13,420,713	4,800,959	3,470,736	39,568	2,466,632	17,257,136
MFS Research International Fund	11,555,555	3,506,165	3,520,820	(25,392)	3,415,199	14,930,707
MFS Total Return Bond Fund	9,580,865	6,691,148	2,349,964	(4,506)	380,340	14,297,883
MFS Value Fund	18,335,984	6,673,872	5,118,613	(256,532)	3,699,305	23,334,016
	$332,551,495	$132,895,199	$109,934,302	$(2,519,537)	$82,924,904	$435,917,759
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$267,801	$903,576
MFS Blended Research Emerging Markets Equity Fund	34,383	—
MFS Blended Research Growth Equity Fund	354,811	1,180,459
MFS Blended Research International Equity Fund	882,480	—
MFS Blended Research Mid Cap Equity Fund	404,226	917
MFS Blended Research Small Cap Equity Fund	64,999	—
MFS Blended Research Value Equity Fund	458,172	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$159,696	$—
MFS Emerging Markets Debt Fund	372,041	—
MFS Emerging Markets Debt Local Currency Fund	247,622	—
MFS Emerging Markets Equity Fund	16,987	—
MFS Global Bond Fund	219,982	52,865
MFS Global Real Estate Fund	179,572	—
MFS Government Securities Fund	6,145	—
MFS Growth Fund	—	819,976
MFS High Income Fund	702,401	—
MFS Inflation-Adjusted Bond Fund	216,618	—
MFS Institutional Money Market Portfolio	385	—
MFS International Growth Fund	86,042	—
MFS International Intrinsic Value Fund	79,580	493,577
MFS International New Discovery Fund	41,273	292,914
MFS Mid Cap Growth Fund	—	153,682
MFS Mid Cap Value Fund	217,078	—
MFS New Discovery Fund	160,291	224,107
MFS New Discovery Value Fund	47,235	44,953
MFS Research Fund	164,350	729,351
MFS Research International Fund	157,214	—
MFS Total Return Bond Fund	273,612	16,468
MFS Value Fund	306,447	242,187
	$6,121,443	$5,155,032
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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